RESTRUCTURING COSTS RELATED TO SPECIFIC ITEMS	12 Months Ended
Feb. 28, 2013
RESTRUCTURING COSTS RELATED TO SPECIFIC ITEMS [Abstract]
RESTRUCTURING COSTS RELATED TO SPECIFIC ITEMS

24. RESTRUCTURING COSTS RELATED TO SPECIFIC ITEMS

        During the year ended February 28, 2013, the Company implemented several structural adjustments to reflect the Company's global integration plan for the planned acquisition of Nokia Siemens Networks' microwave transport business. One of these changes aimed at reducing its operating expenses in order to better align it with its revenues.

        Restructuring charges of $2,085 related to severance costs have been recognized during the year ended February 28, 2013 [year ended February 29, 2012 - nil]. As at February 28, 2013 the Company has a liability of $488 related to restructuring activities.